Business Acquisitions Business Acquisition - Prior Year (2 yrs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
TGT [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 83,330	$ 83,300
J.A. Thomas and Associates [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 244,777	244,800
Contingent consideration payments		25,000
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 251,665